UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21052

Name of Fund: BlackRock California Municipal Bond Trust (BZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end:  08/31/2008

Date of reporting period:  03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 132.6%	AIG SunAmerica, Inc., M/F Housing Revenue Bonds (San Lucas
	Apartments), Pass-Through Certificates of Beneficial Ownership,
	AMT, Series 5, 5.95%, 11/01/34	$2,135	$2,145,526
	AIG SunAmerica, Inc., Santa Maria, California, M/F Housing Revenue
	Bonds (Westgate Courtyards Apartments), Pass-Through Certificates of
	Beneficial Ownership, AMT, Series 3, 5.80%, 1/01/34	2,300	2,307,199
	Anaheim, California, Public Financing Authority, Lease Revenue Bonds
	(Public Improvements Project), Sub-Series C, 5.74%, 9/01/32 (a)(b)	5,000	1,325,450
	California Educational Facilities Authority Revenue Bonds (University
	of San Diego), Series A, 5.25%, 10/01/30	4,000	4,083,560
	California Health Facilities Financing Authority Revenue Bonds
	(Valleycare Medical Center), Series A, 5.375%, 5/01/12 (c)	3,270	3,564,300
	California Infrastructure and Economic Development Bank Revenue
	Bonds (J. David Gladstone Institute Project), 5.25%, 10/01/34	3,750	3,765,562
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT, Series A-2,
	5.40%, 4/01/25	530	494,416
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT, Series C,
	5.125%, 11/01/23	1,000	909,910
	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Refunding Bonds (Republic Services Inc. Project),
	AMT, Series C, 5.25%, 6/01/23	500	482,140
	California Statewide Communities Development Authority Revenue
	Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,268,675
	California Statewide Communities Development Authority Revenue
	Bonds (Daughters of Charity National Health System), Series A,
	5.25%, 7/01/30	1,500	1,422,945
	California Statewide Communities Development Authority Revenue
	Bonds (Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	5,027,000
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series B, 5.625%, 8/15/42	3,250	3,314,837
	Chino Basin, California, Desalter Authority, Revenue Refunding
	Bonds, Series A, 5%, 6/01/35 (d)	2,000	2,050,660
	Chino Basin, California, Regional Financing Authority, Revenue
	Refunding Bonds (Inland Empire Utility Agency), Series A, 5%,
	11/01/33 (e)	1,000	1,021,820
	Chula Vista, California, IDR (San Diego Gas and Electric Company),
	AMT, Series B, 5%, 12/01/27	1,175	1,142,206

Portfolio Abbreviations
To simplify the listings of BlackRock California Municipal Bond Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
GO	General Obligation Bonds

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Etiwanda School District, California, Public Financing Authority,
Local Agency Revenue Refunding Bonds, 5%, 9/15/32 (d)	$600	$615,498
Foothill/Eastern Corridor Agency, California, Toll Road Revenue
Refunding Bonds, 5.75%, 1/15/40	3,845	3,761,948
Golden State Tobacco Securitization Corporation of California, Tobacco
Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (c)	2,000	2,284,360
Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, Series B, 5.50%, 6/01/13 (c)	2,500	2,727,400
Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, Series B, 5.625%, 6/01/13 (c)	1,300	1,425,645
Kaweah Delta Health Care District, California, Revenue Refunding
Bonds, 6%, 8/01/12 (c)	1,745	1,983,699
Lathrop, California, Financing Authority Revenue Bonds (Water
Supply Project), 5.90%, 6/01/27	655	629,003
Lathrop, California, Financing Authority Revenue Bonds (Water Supply
Project), 6%, 6/01/35	1,180	1,119,702
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.53%, 8/01/29 (b)(f)	705	236,704
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.38%, 8/01/30 (b)(f)	795	250,457
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.55%, 8/01/31 (b)(f)	830	245,564
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.56%, 8/01/32 (b)(f)	865	241,110
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.57%, 8/01/33 (b)(f)	905	237,861
Live Oak Unified School District, California, GO (Election of 2004),
Series B, 5.58%, 8/01/34 (b)(f)	945	234,454
Los Angeles, California, Regional Airports Improvement Corporation,
Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%,
12/01/24	1,000	940,720
Orange County, California, Community Facilities District, Special Tax
Bonds (Number 01-1 Ladera Ranch), Series A, 6%, 8/15/10 (c)	2,400	2,613,456
Palm Springs, California, Mobile Home Park Revenue Bonds (Sahara
Mobile Home Park), Series A, 5.75%, 5/15/37	3,000	2,941,860
San Francisco, California, City and County Redevelopment Agency,
Community Facilities District Number 1, Special Tax Bonds (Mission Bay
South Public Improvements Project), 6.25%, 8/01/33	2,500	2,500,625
Santa Ana, California, Unified School District, COP (Financing
Program), 5.75%, 4/01/29 (a)(b)	15,000	5,175,750
Stockton, California, Unified School District, GO (Election of 2005),
5%, 8/01/31 (a)	2,000	2,068,260
Torrance, California, Hospital Revenue Refunding Bonds (Torrance
Memorial Medical Center), Series A, 5.50%, 6/01/31	1,500	1,508,550
Total Municipal Bonds
(Cost - $65,157,513) - 132.6%		68,068,832

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (h)	(000)	Value
California - 6.0%	Santa Clara County, California, Financing Authority, Lease Revenue
	Refunding Bonds, Series L, 5.25%, 5/15/36	$3,000	$3,102,210
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts (Cost - $3,081,970) - 6.0%		3,102,210

	Corporate Bonds
Multi-State - 7.7%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (g)	3,500	3,928,120
	Total Corporate Bonds (Cost - $3,500,000) - 7.7%		3,928,120
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 1.24% (i)(j)	9,697,130	9,697,130
	Total Short-Term Securities
	(Cost - $9,697,130) - 18.9%		9,697,130
	Total Investments (Cost - $81,436,613*) - 165.2%		84,796,292
	Liabilities in Excess of Other Assets - (2.9%)		(1,469,056)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (3.9%)		(1,999,810)
	Preferred Shares, at Redemption Value - (58.4%)		(29,987,757)
	Net Assets Applicable to Common Shares - 100.0%		$51,339,669

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,267,203
Gross unrealized appreciation	$4,017,355
Gross unrealized depreciation	(487,066)
Net unrealized appreciation	$3,530,289

(a)	FSA Insured.
(b)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Assured Guaranty Insured.
(e)	AMBAC Insured.
(f)	XL Capital Insured.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Trust is not obligated for costs associated with the registration of restricted securities.
(h)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA California Municipal Money Fund	9,361,596	$81,051

(j)	Represents the current yield as of report date.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Bond Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Trust

Date: July 18, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Trust

Date: July 18, 2008